New England Life Insurance Company

One Financial Center, 21st Floor

Boston, MA 02111

May 5, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	New England Life Insurance Company

New England Variable Annuity Separate Account

American Growth Series

File Nos. 033-85442/811-08828

Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the “Company”) and New England Variable Annuity Separate Account (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus, Prospectus Supplement and Statement of Additional Information (“SAI”), each dated May 1, 2020, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus, Prospectus Supplement and SAI contained in Post-Effective Amendment No. 33 for the Account filed electronically with the Commission on April 23, 2020.

If you have any questions, please contact me at (980) 949-5116.

Sincerely,

/s/ Matthew Ravech
Matthew Ravech
Assistant General Counsel
New England Life Insurance Company